Other Income (expense), net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Schedule of Other Expense, Net

The following table presents other income (expense), net, for the three and six months ended June 30, 2024 and 2023 (in thousands):

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Other income:
Change in fair value of Cizzle option	$-	$175	-	311
Change in fair value of Vela option liability	-	77	-	77
Gain on change in fair value of derivative warrant liability	91	-	110	-
Realized foreign Currency gain	-	18	-	10
Interest Income	2	-	11	-
Total other income:	93	270	121	398
Other expense:
Loss on Vela Option	-	998	-	998
Change in fair value of convertible notes payable	-	23	-	303
Interest Expense on Deferred Commission payable	79	-	158	-
Interest expense on convertible promissory note payable	40	39	80	44
Unrealized foreign currency transaction loss	7	-	11	-
Issuance of Warrants for lock up	2,208	-	2,710	-
Other	2	-	2	1
Total other expense	2,336	1,060	2,961	1,346
Total other expense, net	$(2,243)	$(791)	(2,840)	(948)

The following table presents other income (expense), net, for the years ended December 31, 2023 and 2022 (in thousands):

	For the years ended December 31,
	2023	2022
Other income:
Recognition of Cizzle deferred revenue upon option exercise	$1,480	$-
Recognition of Vela deferred revenue upon option exercise	2,774	-
Change in fair value of Cizzle option	1,280	-
Change in fair value of Vela option	970	-
Change in fair value of warrant liability	81	-
Interest Income	15	-
Other	115	-
Unrealized foreign currency transaction gain	39	-
Total other income:	6,754	-
Other expense:
Loss on issuance of Cizzle option	-	1,300
Loss on issuance of Vela option	987
Change in fair value of convertible notes payable	426	265
Loss on the sale of equity securities	-	129
Placement fees on sale of investment in equity securities	-	33
Interest expense	211	-
Realized foreign currency transaction loss	403	-
Total other expense	2,027	1,727
Total other (expense) income, net	$4,727	$(1,727)